Acquisition - Schedule Of Business Acquisitions By Acquisition (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Total Cash consideration	¥ 935,932
Less: consideration for New Warrant	(74,383)
Less: settlement of pre-existing relationship	(129,571)
Purchase consideration	¥ 731,978